OTHER INCOME (Tables)	6 Months Ended
Mar. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME
	For the six months ended March 31,
	2025	2024
	US$	US$
Interest income	425	350
Exchange gain	411	-
Miscellaneous income	5,956	431

	6,792	781